RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
NOTE
5
. RELATED PARTY TRANSACTIONS
Founder Shares
On February 18, 2020, the Sponsors purchased 10,781,250 of the Company’s Class B ordinary shares (the “Founder Shares”) for an aggregate purchase price of $25,000. On June 16, 2020, the Company effected a share dividend of 2,156,250 shares, resulting in the Sponsors holding an aggregate of 12,937,500 Founder Shares. All share and per-share
amounts have been retroactively restated to reflect the share dividend. The Founder Shares included an aggregate of up to 1,687,500 shares subject to forfeiture by the Sponsors to the extent that the

underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would collectively represent

20
% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option,
1,687,500
Founder Shares are no longer subject to forfeiture.
The Sponsors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Promissory Note—Related Party
On July 13, 2021 the Sponsors made available to the Company a loan of up to $500,000 pursuant to two promissory notes issued to the Company from the BGPT Sponsor in the amount of $212,500 (the “BGPT Note”) and to Trasimene Sponsor $287,500 (the “Trasimene Note”). The Company is entitled to submit drawdown requests to the Sponsor from time to time and the proceeds from any amounts borrowed under the note will be used for on-going
operational expenses and certain other expenses. The notes are unsecured, non-interest
bearing and mature on the earlier of: (i) May 31, 2022, or (ii) the date on which the Company consummates a Business Combination. On July 13, 2021, the Company drew-down $106,250 under the BGPT Note and $143,750 under the Trasimene Note. On August 9, 2021, the Company drew-down an additional $75,000 under the BGPT Note. On September 30, 2021, the Company drew-down an additional $10,000 under the BGPT Note and $115,000 under the Trasimene Note. As of December 31, 2021, the outstanding balance under the promissory notes was
$450,000. This amount was repaid at the closing of the Business Combination.
Administrative Support Agreement
The Company entered into an agreement whereby, commencing on June 16, 2020, the Company will pay BGPT Trebia LP up to $10,000 per month for office space and administrative support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2021 and for the period from February 11, 2020 (inception) through December 31, 2020, the Company incurred $120,000 and $65,000 of such fees, respectively. As of December 31, 2021 and 2020, $112,472 and $65,000 is included in accrued expenses in the accompanying balance sheets, respectively. This agreement was terminated, and all amounts were repaid at the closing of the Business Combination.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsors or an affiliate of the Sponsors, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust
Account would be used to repay the Working Capital Loans. No Working Capital Loans were issued during year ended December 31, 2020 or for the period from February 11, 2020 (Inception) through December 31, 2020.